Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net loss for the year	$ (12,585,250)	$ (21,520,114)
Adjustments to reconcile to cash used in operating activities:
Depreciation of property, and equipment	4,973,729	6,264,700
Provision for dimunition in value for miners	7,364,650	11,889,000
Write off of an investment associated with the divestment of a subsidiary		1,000,001
Gain on the divestment of a subsidiary		(406,938)
Provision for impairment in value of digital assets		76,681
Changes in operating assets and liabilities:
Other receivables, deposits and prepayments	2,400,297	(3,868,841)
Account and other payables	(397,513)	(585,482)
Digital assets		(164,428)
Net cash used in operating activities	1,755,913	(7,315,421)
Cash flows from investing activities:
Purchase of property and equipment	(9,250,538)	(30,707,108)
Proceeds from the divestment of a subsidiary		128
Addition/(Utilization) of digital assets	5,893,591	(2,000,000)
Net cash (used in) investing activities:	(3,356,947)	(32,706,980)
Cash from financing activities
Proceeds from issuance of new shares		40,000,000
Net cash from financing activities:		40,000,000
Net outflows for the year	(1,601,034)	(22,401)
Effect of exchange rates on cash and cash equivalents	(20,053)	(20,283)
Net increase/(decrease) in cash and cash equivalents	(1,621,087)	(2,118)
Cash and cash equivalents, beginning of year	2,505,286	2,507,404
Cash and cash equivalents, end of year	$ 884,199	$ 2,505,286